RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
Components of restricted cash and cash equivalents

Our restricted cash and short-term investment balances are as follows:

(in thousands of $)	2013	2012
Total restricted cash	26,543	1,551
Less: Amounts included in short-term restricted cash and short-term investments	23,432	1,551
Long-term restricted cash	3,111	—